Income Tax (Details 3) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Income Tax
Net operating losses carryforwards	$ 2,856	$ 6,352
Stock Options	1,564	1,333
Allowance for Doubtful Accounts	515	124
Accrued & prepaid expenses	339	582
Tax Credit Carryforwards	681	593
ROU liability	1,371	0
Interest	1,065	2,454
Other	7	5
Total Deferred tax assets	8,398	11,443
Intangibles	(4,479)	(5,149)
ROU Assets	(1,145)	0
Depreciation	(122)	(46)
Total deferred tax liability	(5,746)	(5,195)
Deferred tax asset	2,652	6,248
Valuation allowance	(3,082)	(6,548)
Net deferred tax liability	$ (430)	$ (300)